Supplemental cash flow information - Financing activities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	$ 3,371,862
Changes from financing cash flows:
Dividends paid	(31,613)	$ (71,224)
Interest paid	(72,484)	(72,976)
Shares issued, stock option plan	81	0
Repayment of long-term debt	(500,000)	0
Total cash changes	(606,920)	(144,200)
Non-cash changes:
Amortization of issue costs	1,047
Dividends declared	31,613
Interest expense	61,780
Lease interest expense	309
Shares issued, stock option plan	16
Foreign exchange	(114)
Total non-cash changes	94,651
Ending balance	2,862,497	3,371,862
Long-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	1,495,671
Changes from financing cash flows:
Dividends paid	0
Interest paid	0
Shares issued, stock option plan	0
Repayment of long-term debt	(500,000)
Total cash changes	(500,000)
Non-cash changes:
Amortization of issue costs	1,047
Dividends declared	0
Interest expense	0
Lease interest expense	0
Shares issued, stock option plan	0
Foreign exchange	0
Total non-cash changes	1,047
Ending balance	996,718	1,495,671
Interest payable [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	13,539
Changes from financing cash flows:
Dividends paid	0
Interest paid	(72,484)
Shares issued, stock option plan	0
Repayment of long-term debt	0
Total cash changes	(72,484)
Non-cash changes:
Amortization of issue costs	0
Dividends declared	0
Interest expense	61,780
Lease interest expense	309
Shares issued, stock option plan	0
Foreign exchange	(114)
Total non-cash changes	61,975
Ending balance	3,030	13,539
Dividends Payable [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	0
Changes from financing cash flows:
Dividends paid	(31,613)
Interest paid	0
Shares issued, stock option plan	0
Repayment of long-term debt	0
Total cash changes	(31,613)
Non-cash changes:
Amortization of issue costs	0
Dividends declared	31,613
Interest expense	0
Lease interest expense	0
Shares issued, stock option plan	0
Foreign exchange	0
Total non-cash changes	31,613
Ending balance	0	0
Share capital [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	1,862,652
Changes from financing cash flows:
Dividends paid	0
Interest paid	0
Shares issued, stock option plan	81
Repayment of long-term debt	0
Total cash changes	81
Non-cash changes:
Amortization of issue costs	0
Dividends declared	0
Interest expense	0
Lease interest expense	0
Shares issued, stock option plan	16
Foreign exchange	0
Total non-cash changes	16
Ending balance	$ 1,862,749	$ 1,862,652